Convertible Redeemable Preferred Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Fair value of other liabilities	$ 34,733		$ 48,500
Shareholder exit expense/(income)	13,767	$ (5,777)	(25,000)
Preferred stock, accretion of redemption	$ 33,364	$ 23,924	$ 54,966	$ 38,499	$ 27,285
Redemption rights exercised	12,000
Class A Convertible Preferred Stock
Conversion price	$ 1.1838
Class B Convertible Preferred Stock
Conversion price	7.4378
Class C Convertible Preferred Stock
Conversion price	$ 42.7282
Stock reclassified to accounts payable and accrued expenses	$ 15,372
Class D Convertible Preferred Stock
Class D exit payment terms	The Class D are entitled to receive a cash payment (“Exit Payment”) of $33,000, pro rata to each holder of Class D, upon the consummation of certain transactions, including a liquidation of the Company or a Qualified IPO or Deemed Liquidation, each as defined in the Amended Charter. The aggregate Exit Payment will increase by approximately $8,375 as of May 11, 2020 (the fifteen-month anniversary of the Class D Issuance Date) and each three-month anniversary thereof until the total Exit Payment reaches a maximum of $100,000. If the Exit Payment has not been paid on or prior to July 8, 2022, each holder of Class D will be entitled to receive a pro rata share of the Exit Payment in connection with any redemption of Class D. The Class D Exit Payment is liability-classified and marked to market at each reporting period.
Terms of conversion	Preferred stock shall be convertible at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of common stock as is determined by multiplying the number of preferred shares to be converted by $1,000 and dividing the result by the Class conversion price for each class of stock.
Reduction of proceeds	$ 23,500
Conversion price	$ 42.7282